DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018	Sep. 06, 2019
Derivative [Line Items]
Purchase commitments	$ 33,200,000
Purchase commitment losses	$ 900,000	$ (700,000)	$ 900,000	$ (1,100,000)
Interest rate swaps | Cash Flow Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Fixed interest rate	4.40%				1.339%
Variable interest rate					0.00%
Notional amount					$ 250,000,000